Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000034483 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000034483 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000034483 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000034483 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000034483 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000034483 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000034483 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034483 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000034483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034483 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034483 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034483 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034483 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000034483 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034483 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034483 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034483 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000034483 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074227 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000074227 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000074227 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000074227 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000074227 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000074227 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000074227 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074227 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074227 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074227 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000074227 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074227 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074227 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074227 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074227 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000074227 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074227 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074227 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074227 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074227 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074227 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074227 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074227 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074227 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074226 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000074226 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000074226 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000074226 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000074226 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000074226 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000074226 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074226 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074226 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074226 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000074226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074226 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074226 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074226 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074226 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000074226 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074226 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074226 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074226 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074226 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074226 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074226 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074226 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074225 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000074225 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000074225 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000074225 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000074225 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000074225 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000074225 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074225 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074225 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074225 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000074225 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074225 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074225 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074225 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074225 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000074225 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074225 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074225 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074225 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074225 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074225 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074225 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074225 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074225 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000074224 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000074224 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000074224 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000074224 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000074224 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000074224 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074224 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074224 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000074224 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000074224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074224 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074224 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074224 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074224 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000074224 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074224 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074224 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074224 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074224 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074224 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000074224 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074224 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006903 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000006903 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006903 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006903 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000006903 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000006903 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006903 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006903 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006903 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006903 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006903 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006903 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006903 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006903 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006903 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006903 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006903 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006903 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006903 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006903 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006903 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000006903 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006903 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006902 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000006902 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006902 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006902 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000006902 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000006902 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006902 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006902 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006902 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006902 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006902 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006902 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006902 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006902 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006902 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006902 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006902 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006902 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006902 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006902 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000006902 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006902 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006901 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000006901 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006901 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006901 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000006901 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000006901 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006901 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006901 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006901 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006901 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006901 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006901 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006901 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006901 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006901 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006901 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006901 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006901 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006901 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006901 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000006901 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006900 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000006900 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006900 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006900 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000006900 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000006900 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006900 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006900 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006900 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006900 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006900 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006900 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006900 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006900 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006900 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006900 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006900 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006900 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006900 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006900 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000006900 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006900 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%